Deferred Revenue (Narrative) (Details) $ in Millions		1 Months Ended	12 Months Ended
	Jul. 15, 2024 $ / oz oz	Dec. 31, 2025 USD ($) oz $ / oz	Dec. 31, 2025 USD ($) oz	Dec. 31, 2024 USD ($)	Jul. 12, 2024 oz
Disclosure of performance obligations [line items]
Advanced consideration from gold sale prepayment agreement, net of transaction costs | $				$ 111.1
Accretion expense | $				5.5
Mineral Property, Plant and Equipment
Disclosure of performance obligations [line items]
Accretion expense | $			$ 8.0	$ 3.4
Forward contract
Disclosure of performance obligations [line items]
Average realized price per ounce | $ / oz	2,524
Advanced consideration from gold sale prepayment agreement, net of transaction costs | $			$ 116.0
Ounces subject to contract, settled | oz	49,384	49,384	49,384
Forward contract
Disclosure of performance obligations [line items]
Ounces subject to contract | oz					329,417
Ounces subject to contract, settled | oz	179,417
Argonaut Transaction
Disclosure of performance obligations [line items]
Advanced consideration from gold sale prepayment agreement, net of transaction costs | $		$ 50.0
Argonaut Transaction | Forward contract
Disclosure of performance obligations [line items]
Ounces subject to contract | oz	179,417	12,255	12,255
Average realized price per ounce | $ / oz	1,838
Ounces subject to contract, settled | oz		50,000	50,000
Average Curve Price Per Ounce | $ / oz		4,166